5. CONVERTIBLE NOTES PAYABLE (Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accrued interest on Notes Payable	$ 17,497	$ 247
Unrealized loss on change in fair value of conversion feature	73,974	0
Amortization expense on debt discount	18,211	0
Convertible Notes Payable [Member]
Accrued interest on Notes Payable	17,497
Debt discount	44,966
Unrealized loss on change in fair value of conversion feature	73,974
Amortization expense on debt discount	$ 18,211